Segment Information - Disclosure of Geographical Areas, Property and Equipment and Intangible Assets (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of operating segments [line items]
Property and equipment, net	$ 22,080	R$ 73,039	$ 22,431	R$ 74,202	R$ 67,682	R$ 54,742
Intangible assets, net	35,018	115,839	$ 26,480	87,593	R$ 52,659	R$ 40,510
Total	57,098	188,878		161,795
Brazil [member]
Disclosure of operating segments [line items]
Property and equipment, net	20,965	69,350		69,901
Intangible assets, net	28,926	95,684		74,515
Argentina [member]
Disclosure of operating segments [line items]
Property and equipment, net	778	2,574		3,071
Intangible assets, net	3	11		32
Mexico [member]
Disclosure of operating segments [line items]
Property and equipment, net	337	1,115		1,230
Intangible assets, net	12	41		35
Cayman [member]
Disclosure of operating segments [line items]
Intangible assets, net	$ 6,077	R$ 20,103		R$ 13,011